Dreyfus Opportunity Funds

-Dreyfus Natural Resources Fund (the “Fund”)

Incorporated herein by reference is a definitive version of the Fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 27, 2017 (SEC Accession No. 0001111178-17-000005).